Intangible Assets	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

On September 30, 2022, an intellectual property transfer agreement and an exclusive license agreement was signed such that all patents, trademarks, Know-how and Know-how Documentation related to cannabis vaping products and tobacco vaping products were transferred from Tuanfang Liu, Aspire Global and Shenzhen Yi Jia to Aspire North America and Aspire Science. As the intangible assets were transferred from Tuanfang Liu, the controlling stockholder, the Company recorded the assets at his cost, which is $0, in accordance with ASC 805-50-30-5 and SEC Staff Accounting Bulletin Topic 5. The Company engaged a third party firm to perform a valuation on the fair values of the intangible assets on the date of transfer and the estimated fair values were $74,259,915, in accordance with ASC 350.